SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation And Qualifying Accounts
Addition Due to Acquisition	¥ 0	¥ 3
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	11	12	¥ 6
Charge to Costs and Expenses	10	2	1
Addition Due to Acquisition	4		7
Write off	(8)	(3)	(2)
Balance at End of Year	17	11	12
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	123	115	93
Charge to Costs and Expenses	36	60	55
Addition Due to Acquisition		3	12
Charge Taken Against Allowance	(43)	(47)	(17)
Write off	(9)	(8)	(28)
Balance at End of Year	¥ 107	¥ 123	¥ 115